QuickLinks -- Click here to rapidly navigate through this document

Filed pursuant to Rule 497
File No. 333-199777

FS ENERGY AND POWER FUND

Supplement dated May 13, 2015
to
Prospectus dated March 11, 2015

              This supplement contains information which amends, supplements or modifies certain information contained in the Prospectus of FS Energy and Power Fund dated March 11, 2015, as previously supplemented and amended (as so supplemented and amended, the "Prospectus").

              You should carefully consider the "Risk Factors" beginning on page 40 of the Prospectus before you decide to invest in our common shares.

 Increase in Public Offering Price

              On May 12, 2015, we increased our public offering price from $9.75 per share to $9.80 per share. This increase in the public offering price was effective as of our May 13, 2015 weekly closing and first applied to subscriptions received from May 6, 2015 through May 12, 2015. In accordance with our previously disclosed share pricing policy, the new net offering price per share is not more than 2.5% greater than our net asset value per share as of May 12, 2015.

Suitability Standards

              This supplement further supplements and amends (i) the section of the Prospectus entitled "Suitability" beginning on page i of the Prospectus by replacing the eighth subsection of the second paragraph thereof and (ii) the section of the Prospectus entitled "Suitability Standards" beginning on page 236 of the Prospectus by replacing the eighth subsection of the third paragraph thereof, each in their entirety with the following:

              Nebraska—In addition to the suitability standards above, the state of Nebraska requires that each Nebraska investor limit his or her investment in FS Energy and Power Fund and in the securities of other non-traded direct-participation programs to 10% of such investor's net worth (not including home, furnishings and personal automobiles). An investment in FS Energy and Power Fund by a Nebraska investor who is an accredited investor as defined in 17 CFR 230.501 is not subject to the foregoing limitations.

              This supplement further supplements and amends (i) the section of the Prospectus entitled "Suitability" beginning on page i of the Prospectus by adding the following immediately after the eighth subsection of the second paragraph thereof and (ii) the section of the Prospectus entitled "Suitability Standards" beginning on page 236 of the Prospectus by adding the following immediately after the eighth subsection of the third paragraph thereof:

              New Jersey—A New Jersey investor must have either (a) a minimum liquid net worth of $100,000 and an annual income of $85,000 or (b) a minimum liquid net worth of $350,000. For these purposes, "liquid net worth" is defined as that portion of net worth (total assets exclusive of home, home furnishings and automobiles, minus total liabilities) that is comprised of cash, cash equivalents and readily marketable securities. In addition, a New Jersey investor's total investment in this offering of FS Energy and Power Fund, and in other related offerings of FS Energy and Power Fund's affiliates, may not exceed ten percent (10%) of his or her liquid net worth.

FS Energy and Power Fund

Subscription Agreement V3.1

The undersigned hereby tenders this subscription and applies for the purchase of the dollar amount of common shares of beneficial interest (the "Shares") of FS Energy and Power Fund, a Delaware statutory trust (sometimes referred to herein as the "Company"), set forth below.

FS Energy and Power Fund

1. Investment (Mark initial or additional investment)

Subscription Amount $ ____________ ☐ Initial Investment ($5,000 minimum) ☐ Additional Investment ($500 minimum)

2. Investment Type (Select only one—Mark the appropriate box under brokerage or advisory)

BROKERAGE

If your investment is greater than $500,000, (individual, combined with related accounts, or previous purchases), please refer to the prospectus for volume discounts.

☐ Public Offering Price ☐ Net of Commission*

*By a registered representative on his or her own behalf

ADVISORY

☐ Wrap Fee Agreement at your Broker Dealer** ☐ RIA***

**Advisory options determined by agreement on file with FS² Capital Partners, LLC

***RIA must designate a qualified custodian in Section 3.

3. Ownership (Select only one)

+ Please fill out part A of the Investor Information section (section 4)

SINGLE OWNER+

☐ Individual*

To make a transfer on death ("TOD") designation, attach a completed TOD form

MULTIPLE OWNERS+

☐ Community Property

☐ Tenants in Common

☐ Joint Tenants with Rights of Survivorship*

To make a TOD designation, attach a completed TOD form

MINOR ACCOUNT+

☐ UGMA: State of ____________

☐ UTMA: State of ____________

OTHER ACCOUNT#

Please fill out part B of the Investor Information section (section 4)

☐ Qualified Pension ☐ Profit-Sharing Plan ☐ Partnership ☐ Trust

☐ Corporation ☐ Keogh ☐ Estate ☐ Other+ ____________

* You can obtain a TOD form by visiting www.franklinsquare.com.

Please attach the pages of the trust or plan document (or corporate resolution) which list the names of the trust or plan, trustees, signatures and date. The FS Trustee Certification of Investment Powers Form for Trust Accounts may be completed in lieu of providing trust documents. You can obtain this form by visiting www.franklinsquare.com.

QUALIFIED PLAN ACCOUNT+

☐ Traditional IRA ☐ Roth IRA ☐ Rollover IRA ☐ SIMPLE IRA ☐ SEP IRA ☐ Other ____________

CUSTODIAL ARRANGEMENT (Please select custodian)

Name of Custodian ____________ Custodian Phone # ____________

Mailing Address ____________
(street) (city/state) (zip)

To be completed by custodian above

Custodian Tax ID # ____________

Custodian Account # ____________

Custodian Authorization: ____________

4. Investor Information (Please print)

A Individual Owner/Beneficial Owner ____________
(first, middle, last)

SSN ____________ Date of Birth ____________
(mm/dd/yyyy)

Joint Owner/Beneficial Owner ____________
(first, middle, last)

SSN ____________ Date of Birth ____________
(mm/dd/yyyy)

Mailing Address ____________
(You must include a permanent street address even if your mailing address is a P.O. Box) (city/state) (zip)

U.S. Street Address ____________
(Leave blank if your U.S. street address and mailing address are the same) (city/state) (zip)

Phone # ____________ E-mail Address ____________

Country of Citizenship ____________

In lieu of receiving documents by mail, you can enroll in the Franklin Square Paperless Green Program. Please visit www.franklinsquare.com, and click the "Investor Log-In" button. Follow this link to the E-Consent and fill out the required account information.

FS ENERGY & POWER FUND
A Business Development Company

A – 1 V3.1

FS Energy and Power Fund | Subscription Agreement

4. Investor Information (continued)

B Trust/Corp/Partnership/Other

SSN/Tax ID # | Date of Trust (mm/dd/yyyy)

Mailing Address
(You must include a permanent street address even if your mailing address is a P.O. Box) (city/state) (zip)

U.S. Street Address
(Leave blank if your U.S. street address and mailing address are the same) (city/state) (zip)

Trustee(s) | SSN/Tax ID #

If Corporation: ☐ C Corp ☐ S Corp

Officer(s), General Partner or Authorized Person(s)

5. Distributions

If this election is not completed, the Company will default to sending the investor's cash distributions out by check to his or her address of record provided in section 4 or to the custodian indicated in section 3, as applicable.

I hereby elect the distribution option indicated below:

☐ I choose to participate in the Company's Distribution Reinvestment Plan.*

☐ I choose to have distributions deposited in a checking, savings or brokerage account.** (Complete information below.)

☐ I choose to have distributions sent to the address in section 4. (Or section 3 for custodial or brokerage accounts. Cash distributions for custodial and brokerage accounts will be sent to the custodian of record.)

☐ I choose to have distributions mailed to me at the following address:

*The Company requires that each investor who elects to have his or her distributions reinvested pursuant to the Company's Distribution Reinvestment Plan notify the Company and the broker dealer named in this Subscription Agreement in writing at any time there is a material change in his or her financial condition, including failure to meet the minimum income and net worth standards as imposed by the state in which he or she resides and as set forth in Section 6 below.

**I authorize the Company or its agent to deposit my distribution to the account indicated below. This authority will remain in force until I notify the Company in writing to cancel it. In the event that the Company deposits funds erroneously into my account, the Company is authorized to debit my account for the amount of the erroneous deposit. I also hereby acknowledge that funds and/or Shares in my account may be subject to applicable abandoned property, escheat or similar laws and may be transferred to the appropriate governmental authority in accordance with such laws, including as a result of account inactivity for the period of time specified in such laws or otherwise. None of the Company, its affiliates, its agents or any other person shall be liable for any property delivered in good faith to a governmental authority pursuant to applicable abandoned property, escheat or similar laws. *I acknowledge that distributions may be funded from offering proceeds or borrowings, which may constitute a return of capital and reduce the amount of capital available to the Company for investment. Any capital returned to shareholders through distributions will be distributed after payment of fees and expenses.*

Name of Financial Institution | Account Type

Mailing Address
(street) (city/state) (zip)

ABA Routing Number (if applicable) | Account Number

6. Investor Representations (initials required for letters a–d and any state suitability requirement that may apply)

Please carefully read and separately initial each of the representations below. In the case of joint investors, each investor must initial. Except in the case of fiduciary accounts, you may not grant any person power of attorney to make such representations on your behalf. In order to induce the Company to accept this subscription, I (we) hereby represent and warrant that:	Owner (initials)	Joint Owner (initials)
a) I (we) have received a Prospectus for the Company relating to the Shares for which I am (we are) subscribing, wherein the terms and conditions of the offering are described.		
b) I (we) certify that I (we) have either (1) a net worth (not including home, furnishings and personal automobiles) of at least $70,000 and an annual gross income of at least $70,000, or (2) a net worth (not including home, furnishings and personal automobiles) of at least $250,000, or that I (we) meet the higher suitability requirements imposed by my (our) state of primary residence as set forth below and in the Prospectus for the Company relating to the Shares under "Suitability Standards."		
c) I am (we are) purchasing Shares for my (our) own account.		
d) I (we) acknowledge that the Shares are not liquid, there is no public market for the Shares, and I (we) may not be able to sell the Shares.		
e) If I am (we are) a resident of **Alabama**, I (we) certify that I (we) have a liquid net worth of at least 10 times my (our) investment in the Company and its affiliates and I (we) meet one of the established suitability standards described under (b) above. For these purposes, liquid net worth shall be defined as that portion of total net worth (total assets minus liabilities) that is comprised of cash, cash equivalents and readily marketable securities.		
f) If I am (we are) a resident of **Idaho**, I (we) certify that my (our) investment in the Shares does not exceed 10% of my (our) liquid net worth and I (we) meet one of the established suitability standards described under (b) above. Liquid net worth is defined as that portion of my (our) net worth consisting of cash, cash equivalents and readily marketable securities.		
g) If I am (we are) a resident of **Iowa**, I (we) certify that my (our) total investment in FS Energy and Power Fund does not exceed 10% of my (our) liquid net worth and I (we) meet one of the established suitability standards described under (b) above. Liquid net worth is defined as that portion of an investor's net worth that consists of cash, cash equivalents and readily marketable securities.		
h) If I am (we are) a resident of **Kansas**, I (we) hereby acknowledge that the Office of the Securities Commissioner of Kansas recommends that I (we) should not invest, in the aggregate, more than 10% of my (our) liquid net worth in FS Energy and Power Fund and other non-traded business development companies and I (we) meet one of the established suitability standards described under (b) above. Liquid net worth is that portion of my (our) net worth that consists of cash, cash equivalents and readily marketable securities.		
i) If I am (we are) a resident of **Kentucky**, I (we) certify that I (we) have either (1) a liquid net worth of $85,000 and annual gross income of $85,000 or (2) a liquid net worth of $300,000. I (we) further certify that my (our) total investment in FS Energy and Power Fund does not exceed 10% of my (our) liquid net worth.		
j) If I am (we are) a resident of **Maine**, I (we) hereby acknowledge that the Maine Office of Securities recommends that my (our) aggregate investment in this offering of FS Energy and Power Fund and similar direct participation investments not exceed 10% of my (our) liquid net worth and I (we) meet one of the established suitability standards described under (b) above. Liquid net worth is that portion of net worth that consists of cash, cash equivalents and readily marketable securities.		
k) If I am (we are) a resident of **Massachusetts**, I (we) should not invest, in the aggregate, more than 10% of my (our) liquid net worth in the Company's shares and in other non-traded direct participation programs and I (we) meet one of the established suitability standards described under (b) above. Liquid net worth shall be defined as that portion of my (our) net worth (total assets minus liabilities) that is comprised of cash, cash equivalents and readily marketable securities.		

A – 2 V3.1

FS Energy and Power Fund | Subscription Agreement

6. Investor Representations (continued)

Please carefully read and separately initial each of the representations below. In the case of joint investors, each investor must initial. Except in the case of fiduciary accounts, you may not grant any person power of attorney to make such representations on your behalf. In order to induce the Company to accept this subscription, I (we) hereby represent and warrant that:	Owner (Initials)	Joint Owner (Initials)
l) If I am (we are) a resident of **Nebraska**, I (we) certify that I (we) will limit my (our) investment in FS Energy and Power Fund and in the securities of other non-traded direct-participation programs to 10% of my (our) net worth (not including home, furnishings and personal automobiles) and I (we) meet one of the established suitability standards described under (b) above. An investment in FS Energy and Power Fund by a Nebraska investor who is an accredited investor as defined in 17 CFR 230.501 is not subject to the suitability limitations in this section (l).		
m) If I am (we are) a resident of **New Jersey**, I (we) certify that I (we) have either (a) a minimum liquid net worth of $100,000 and an annual income of $85,000 or (b) a minimum liquid net worth of $350,000. For these purposes, "liquid net worth" is defined as that portion of net worth (total assets exclusive of home, home furnishings and automobiles, minus total liabilities) that is comprised of cash, cash equivalents and readily marketable securities. In addition, my (our) total investment in this offering, and in other related offerings with FS Energy and Power Fund's affiliates may not exceed ten percent (10%) of my (our) liquid net worth.		
n) If I am (we are) a resident of **New Mexico**, I (we) certify that I (we) will limit my (our) investment in non-traded business development companies, including my (our) investment in FS Energy and Power Fund's Shares and in FS Energy and Power Fund's affiliates, to a maximum of 10% of my (our) liquid net worth and I (we) meet one of the established suitability standards described under (b) above. Liquid net worth is that portion of my (our) net worth that is comprised of cash, cash equivalents and readily marketable securities.		
o) If I am (we are) a resident of **North Dakota**, I (we) certify that I (we) have a net worth of at least 10 times my (our) investment in FS Energy and Power Fund and I (we) meet one of the established suitability standards described under (b) above.		
p) If I am (we are) a resident of **Ohio**, I (we) certify that my (our) investment in non-traded business development companies, including my (our) investment in FS Energy and Power Fund's Shares and any affiliates of FS Energy and Power Fund, does not exceed 10% of my (our) liquid net worth and I (we) meet one of the established suitability standards described under (b) above. Liquid net worth is that portion of my (our) net worth that is comprised of cash, cash equivalents and readily marketable securities.		
q) If I am (we are) a resident of **Oklahoma** or **Oregon**, I (we) certify that my (our) investment in FS Energy and Power Fund's Shares does not exceed 10% of my (our) net worth and I (we) meet one of the established suitability standards described under (b) above.		
r) If I am (we are) a resident of **Tennessee**, I (we) certify that I (we) have either (1) a liquid net worth of $85,000 and a minimum annual gross income of $85,000 or (2) a minimum liquid net worth of $300,000.		

7. Important Information (Rights, Certifications, Authorizations)

Substitute IRS Form W-9 Certification:

I (we) declare that the information supplied in this Subscription Agreement is true and correct and may be relied upon by the Company in connection with my (our) investment in the Company. Under penalties of perjury, each investor signing below certifies that (1) the number shown in the Investor Social Security Number/Taxpayer Identification Number field in section 4 of this form is my correct taxpayer identification number (or I am waiting for a number to be issued to me), (2) I am not subject to backup withholding because (a) I am exempt from backup withholding, (b) I have not been notified by the Internal Revenue Service (IRS) that I am subject to backup withholding as a result of a failure to report all interest or dividends, or (c) the IRS has notified me that I am no longer subject to backup withholding, and (3) I am a U.S. person (including a non-resident alien). **NOTE: You must cross out item (2) above if you have been notified by the IRS that you are currently subject to backup withholding because you have failed to report all interest and dividends on your tax return.**

By signing below, you hereby acknowledge receipt of the Prospectus of the Company relating to the Shares for which you have subscribed, as supplemented and amended through the date hereof (as so supplemented and amended, the "Prospectus"), not less than five (5) business days prior to the signing of this Subscription Agreement. The Prospectus is available at www.sec.gov. You are encouraged to read the Prospectus carefully before making any investment decisions. You agree that if this subscription is accepted, it will be held, together with the accompanying payment, on the terms described in the Prospectus. You agree that subscriptions may be rejected in whole or in part by the Company at its sole and absolute discretion. You understand that you will receive a confirmation of your purchase, subject to acceptance by the Company, within fifteen (15) days from the date your subscription is received and accepted, and that the sale of Shares pursuant to this Subscription Agreement will not be effective until at least five (5) business days after the date you have received a final Prospectus.

By signing below, you also acknowledge that you have been advised that the assignability and transferability of the Shares is restricted and governed by the terms of the Prospectus; there are risks associated with an investment in the Shares, and you should not invest in the Shares unless you have an adequate means of providing for your current needs and personal contingencies and have no need for liquidity in this investment.

The Company is required by law to obtain, verify and record certain personal information from you or persons on your behalf in order to establish the account. Required information includes name, date of birth, permanent residential address and Social Security/taxpayer identification number. The Company may also ask to see other identifying documents. If you do not provide the information, the Company may not be able to open your account. By signing the Subscription Agreement, you agree to provide this information and confirm that this information is true and correct. You further agree that the Company may discuss your personal information and your investment in the Shares at any time with your then current financial advisor. If the Company is unable to verify your identity, or that of another person(s) authorized to act on your behalf, or if we believe we have identified potentially criminal activity, the Company reserves the right to take action as the Company deems appropriate, which may include closing your account.

By signing below, you also acknowledge that:

- **You do not expect to be able to sell your Shares regardless of how the Company performs.**
- **If you are able to sell your Shares before we complete a liquidity event, you will likely receive less than your purchase price.**
- **The Company does not intend to list the Shares on any securities exchange during the offering period or for what may be a significant time thereafter, and it does not expect a secondary market in the Shares to develop.**
- **Although the Company has implemented a share repurchase program, only a limited number of Shares are eligible for repurchase. Any such repurchases will be at a 10% discount to the current offering price in effect on the date of repurchase. The Company may amend, suspend or terminate its share repurchase program at any time.**
- **You may not have access to the money you invest for an indefinite period of time until the Company completes a liquidity event. Moreover, there is no assurance that the Company will ever complete a liquidity event.**
- **An investment in the Shares is not suitable for you if you need access to the money you invest in the foreseeable future.**
- **Distributions may be funded from offering proceeds or borrowings, which may constitute a return of capital and reduce the amount of capital available to the Company for investment. Any capital returned to shareholders through distributions will be distributed after payment of fees and expenses.**
- **The Company's previous distributions to shareholders were funded in significant part from the reimbursement of certain expenses, including through the waiver of certain investment advisory fees, that are subject to repayment to its affiliate, Franklin Square Holdings, L.P., or Franklin Square Holdings, and the Company's future distributions may be funded from such waivers and reimbursements. Significant portions of these distributions were not based on the Company's investment performance, and such waivers and reimbursements by Franklin Square Holdings may not continue in the future. If Franklin Square Holdings had not agreed to reimburse certain of the Company's expenses, including through the waiver of certain of its advisory fees, significant portions of these distributions would have come from offering proceeds or borrowings. The repayment of the fees owed to Franklin Square Holdings will reduce the future distributions to which you would otherwise be entitled.**

The IRS does not require your consent to any provision of this Subscription Agreement other than the certifications required to avoid backup withholding.

Owner or Authorized Person Signature	Joint Owner or Authorized Person Signature
Date (mm/dd/yyyy) / /	Date (mm/dd/yyyy) / /

A – 3 V3.1

FS Energy and Power Fund | Subscription Agreement

8. Financial Representative

The undersigned confirm on behalf of the Broker Dealer, Financial Institution or Registered Investment Adviser that they (i) are registered and/or properly licensed in the state in which the sale of the Shares to the investor executing this Subscription Agreement has been made and that the offering of the Shares is registered for sale in such state; (ii) have reasonable grounds to believe that the information and representations concerning the investor identified herein are true, correct and complete in all respects; (iii) have discussed such investor's prospective purchase of Shares with such investor; (iv) have advised such investor of all pertinent facts with regard to the fundamental risks of the investment, including the lack of liquidity and marketability of the Shares; (v) have delivered a current Prospectus and related supplements, if any, to such investor; (vi) have reasonable grounds to believe that the investor is purchasing these Shares for his or her own account; (vii) have reasonable grounds to believe that the purchase of Shares is a suitable investment for such investor, that the undersigned will obtain and retain records relating to such investor's suitability for a period of six years, that such investor meets the suitability standards applicable to such investor set forth in the Prospectus and related supplements, if any, that such investor is in a financial position to enable such investor to realize the benefits of such an investment and to suffer any loss that may occur with respect thereto and that such investor has an understanding of the fundamental risks of the investment, the background and qualifications of the persons managing the Company and the tax consequences of purchasing and owning Shares; and (viii) in the case of a Registered Investment Adviser, that the purchase of Shares is in the best interests of the investor. The undersigned Financial Representative further represents and certifies that in connection with this subscription for Shares, he or she has complied with and has followed all applicable policies and procedures under his or her firm's existing Anti-Money Laundering Program and Customer Identification Program.

Broker Dealer or RIA Firm Name ______________________________

Financial Representative Name ______________________________
(first, middle, last)

Mailing Address ______________________________
(street) (city/state) (zip)

Advisor Number ____________ Branch Number ____________ Phone ____________

E-mail Address ____________ Fax ____________

Financial Representative Signature ______________________________

Date (mm/dd/yyyy) ____ / ____ / ____

Principal Signature (if applicable) ______________________________

Date (mm/dd/yyyy) ____ / ____ / ____

9. Investment Instructions

☐ By Wire Transfer

UMB Bank, N.A., ABA Routing #101000695,
FS Energy and Power Fund, Account #9871916758
Beneficial Owner(s) (include in memo field)

☐ Custodial Accounts

Forward Subscription Agreement to the custodian

☐ By Mail

(Checks should be made payable to "FSEP")

FS Energy and Power Fund
c/o DST Systems Inc.
(877) 628-8575

Regular Mail
P.O. Box 219095
Kansas City, MO 64121-9095

Express/Overnight Delivery
430 W. 7th Street
Kansas City, MO 64105

FAP-FSEP-INV
MERMR15

A – 4 V3.1

QuickLinks

Increase in Public Offering Price
Suitability Standards